(Losses) per share	6 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
(Losses) per share	(Losses) per share

	Six Months Ended
	December 31, 2024	December 31, 2023
	Cents	Cents
(Losses) per share
(in cents)
(a) Basic (losses) per share
From continuing operations attributable to the ordinary equity holders of the company	(4.20)	(3.72)
Total basic (losses) per share attributable to the ordinary equity holders of the company	(4.20)	(3.72)

(b) Diluted (losses) per share
From continuing operations attributable to the ordinary equity holders of the company	(4.20)	(3.72)
Total diluted (losses) per share attributable to the ordinary equity holders of the company	(4.20)	(3.72)

(c) (Losses) used in calculating (losses) per share
(in U.S. dollars, in thousands)
Basic (losses) per share
(Losses) attributable to the ordinary equity holders of the company used in calculating basic (losses) per share:
From continuing operations	(47,934)	(32,539)

Diluted (losses) per share
(Losses) from continuing operations attributable to the ordinary equity holders of the company:
Used in calculating basic (losses) per share	(47,934)	(32,539)
(Losses) attributable to the ordinary equity holders of the company used in calculating diluted losses per share	(47,934)	(32,539)

	Six Months Ended
	December 31, 2024	December 31, 2023
	(In Shares)	(In Shares)
Weighted average number of ordinary shares used as the denominator in calculating basic losses per share	1,142,301,447	875,366,004
Weighted average number of ordinary shares and potential ordinary shares used in calculating diluted losses per share	1,142,301,447	875,366,004
Options granted to employees and warrants are considered to be potential ordinary shares. These securities have been excluded from the determination of basic losses per share in the six months ended December 31, 2024 and 2023. Shares that may be paid as contingent consideration have also been excluded from basic losses per share. They have been excluded from the calculation of diluted losses per share because they are anti-dilutive for the six months ended December 31, 2024 and 2023.
The calculations for the six months ended December 31, 2023 have been adjusted to reflect the bonus element in the entitlement offer to existing eligible shareholders which completed in March 2024.